Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)	Dec. 31, 2022 ₪ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | ₪ / shares	₪ 0.15
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	1,680,232